PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment. net
	At December 31,
	2011	2012
Buildings	$187,073,104	$239,802,732
Leasehold improvement	93,424	124,360
Plant and machinery	808,513,361	919,351,282
Motor vehicles	4,969,476	5,040,204
Office equipment	10,174,496	12,062,564
	1,010,823,861	1,176,381,142

Less: Accumulated depreciation	189,232,340	295,223,230
	821,591,521	881,157,912
Construction in progress	158,573,094	227,923,439
Impairment of long-lived assets	—	(6,519,026)
Property, plant and equipment, net	$980,164,615	$1,102,562,325